Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Securities	$ 136	$ 228	$ 29
Employee Benefits	653	915	11
Derivatives & Hedges	$ 95	$ 144	$ 25